Supplement dated December 5, 2005 to the May 2, 2005  Prospectuses for the following  annuity  products:  American Skandia Advisor Plan
III,  Stagecoach  Advisor Plan III,  American  Skandia XTra Credit SIX,  Stagecoach  XTra Credit SIX,  American  Skandia  LifeVest(R)II,
American Skandia APEX II, Stagecoach APEX II, Advisors Choice(R)(2000),  American Skandia Variable  Adjustable  Immediate  Annuity,  and
American Skandia Variable Immediate Annuity, as previously supplemented (the "Prospectuses").

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update  certain  information  in the Prospectus for the variable or immediate  annuity you own, and is not intended to be a  prospectus  or offer for any other  variable or immediate  annuity listed  here that you do not own.  If you would like  another  copy of the  current  Prospectus,  please  contact  American  Skandia at
1-800-752-6342.

We are issuing this supplement to describe certain changes to the  above-referenced  Prospectuses,  including changes made with respect to certain  portfolios of American  Skandia Trust ("AST") and to announce five  additional  AST portfolios  (the "AST Asset  Allocation
Portfolios")  that  are  being  offered  as new  variable  investment  options  under  each of the  above-referenced  products.  We are announcing the closure of the asset allocation programs offered in each of the  above-referenced  products.  All of these changes apply to each Prospectus and will be effective on or about December 5, 2005, unless specifically stated otherwise.

1.       PORTFOLIO MERGERS

The Trustees of AST and shareholders have approved these mergers to be effective as of December 5, 2005:

The AST Alger All-Cap Growth  Portfolio has merged into the AST Neuberger Berman Mid-Cap Growth  Portfolio.  As a result of the merger, the AST Alger All-Cap  Growth  Portfolio has ceased  operations and will no longer be offered as an investment  option.  The investment objective and investment policies of the AST Neuberger Berman Mid-Cap Growth Portfolio remain unchanged.

The AST AllianceBernstein  Growth + Value Portfolio merged into the AST AllianceBernstein  Managed Index 500 Portfolio.  As a result of the merger,  the AST  AllianceBernstein  Growth + Value Portfolio has ceased  operations and will no longer be offered as an investment option.  The investment objective and investment policies of the AST AllianceBernstein Managed Index 500 Portfolio remain unchanged.

The following  information for the successor  portfolios replaces the information  previously  indicated for these portfolios under the section of each  Prospectus  entitled  "Summary of Contract Fees and Charges",  sub-section  "Underlying  Mutual Fund Portfolio  Annual
Expenses",  under the heading  "American  Skandia Trust" to reflect estimates of what the expenses of the portfolio will be as a result of the mergers:

----------------------------------------------------------------------------------------------------------------------------------
                                        UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                            (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
                                                                                                                  Total Annual
                                                           Management      Other Expenses       12b-1 Fees         Portfolio
                 UNDERLYING PORTFOLIO                         Fees                                                 Operating
                                                                                                                    Expenses
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST Neuberger Berman Mid-Cap Growth(1)                       0.90%              0.18%              None              1.08%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST AllianceBernstein Managed Index 500(2)                   0.60%              0.16%              None              0.76%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------

1    Other  Expenses  are based in part on estimated  amounts for the current  fiscal year.  The annual  expenses of the AST  Neuberger
Berman Mid-Cap Growth Portfolio prior to the Merger were as follows:  Management Fee: 0.90%;  12b-1 Fee: None;  Other Expenses:  0.22%;
Total Annual Portfolio Operating Expenses: 1.12%.
2    Other  Expenses  are  based  in  part  on  estimated  amounts  for  the  current  fiscal  year.  The  annual  expenses  of the AST

AllianceBernstein  Managed Index 500 Portfolio  prior to the Merger were as follows:  Management  Fee:  0.60%;  12b-1 Fee: None;  Other
Expenses: 0.17%; Total Annual Portfolio Operating Expenses: 0.77%.

2.       SUB-ADVISOR and PORTFOLIO NAME CHANGES

The Trustees of AST and,  where  necessary,  shareholders  have approved the  following  sub-advisor  and portfolio  name changes to be effective as of December 5, 2005:

AST Gabelli All-Cap Value Portfolio
EARNEST  Partners LLC and Wedge Capital  Management,  LLP replaced GAMCO  Investors,  Inc. as  Sub-advisors  to the AST Gabelli All-Cap
Value Portfolio.  As a result,  the Portfolio's name has changed to the AST Mid-Cap Value Portfolio.  Under normal  circumstances,  the
Portfolio will now invest at least 80% of the value its net assets in mid-capitalization companies.

AST AllianceBernstein Large-Cap Growth Portfolio
T. Rowe Price  Associates,  Inc.  replaced  Alliance Capital  Management as Sub-advisor to the AST  AllianceBernstein  Large-Cap Growth
Portfolio.  As a result, the Portfolio's name has changed to the AST T. Rowe Price Large-Cap Growth Portfolio.

AST Hotchkis & Wiley Large-Cap Value Portfolio
J.P.  Morgan  Investment  Management,  Inc. has been added as a Sub-advisor to the AST Hotchkis & Wiley  Large-Cap  Value Portfolio and
will  manage a  portion  of the  Portfolio.  Hotchkis  & Wiley  Capital  Management,  LLC will  continue  to  manage a  portion  of the
Portfolio.  As a result, the Portfolio's name has changed to the AST Large-Cap Value Portfolio.

AST Small-Cap Value Portfolio
Salomon  Brothers Asset  Management Inc. has been added as a Sub-advisor to the AST Small-Cap Value Portfolio and will manage a portion of the Portfolio. Each of Integrity Asset Management,  J.P. Morgan Investment Management,  Inc., and Lee Munder Investments,  Ltd. will continue to manage a portion of the Portfolio.  The name of the Portfolio remains unchanged.

AST Money Market Portfolio
Prudential Investment Management,  Inc. replaced Wells Capital Management,  Inc. as Sub-advisor to the AST Money Market Portfolio.  The name of the Portfolio remains unchanged.

As a result of the above  sub-advisor,  investment  objective/policies  and name changes,  the chart in each  Prospectus in the section entitled "Investment Options/What are the Investment Objectives and Policies of the Portfolios?" is revised as follows:

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      Mid Cap       AST Mid-Cap Value  (formerly AST Gabelli  All-Cap  Value):  seeks to provide  capital growth by     EARNEST Partners
       Value        investing primarily in mid-capitalization  stocks that appear to be undervalued.  The Portfolio    LLC/Wedge Capital
                    has a non-fundamental  policy to invest, under normal circumstances,  at least 80% of the value     Management, LLP
                    of its net assets in mid-capitalization companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     Large Cap      AST T. Rowe Price Large-Cap Growth (formerly AST  AllianceBernstein  Large-Cap  Growth):  seeks      T. Rowe Price
      Growth        long-term growth of capital by investing  predominantly  in the equity  securities of a limited     Associates, Inc.
                    number of large,  carefully  selected,  high-quality  U.S.  companies that are judged likely to achieve  superior  earnings  growth.  The  Portfolio  takes a  growth  approach  to  investment selection  and  normally  invests at least 80% of its net assets in the common  stocks of large cap companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     Large Cap      AST Large-Cap Value (formerly AST Hotchkis & Wiley Large-Cap  Value):  seeks current income and     Hotchkis & Wiley
      Value         long-term  growth of income,  as well as capital  appreciation.  The Portfolio  invests,  under   Capital Management,
                    normal  circumstances,  at least  80% of its net  assets in common  stocks  of  large-cap  U.S.     LLC; J.P. Morgan
                    companies.  The  Portfolio  focuses on common  stocks that have a high cash  dividend or payout        Investment
                    yield relative to the market or that possess relative value within sectors.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 Small Cap Value    AST  Small-Cap  Value:  seeks to provide  long-term  capital  growth by investing  primarily in     Integrity Asset
                    small-capitalization   stocks   that   appear  to  be   undervalued.   The   Portfolio   has  a     Management; Lee
                    non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its   Munder Investments,
                    net assets in  small-capitalization  stocks.  The  Portfolio  will focus on common  stocks that     Ltd; J.P. Morgan
                    appear to be undervalued.                                                                              Investment
                                                                                                                       Management, Inc.;
                                                                                                                        Salomon Brothers
                                                                                                                     Asset Management Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   Fixed Income     AST Money Market:  seeks high current income while  maintaining  high levels of liquidity.  The  Prudential Investment
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average     Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

Effective January 1, 2006, The Prudential  Series Fund, Inc. will be reorganized as a Delaware  statutory trust which will be named The
Prudential  Series Fund.  Effective  January 1, 2006, all references to The Prudential  Series Fund, Inc. within each Prospectus  shall be deemed to refer to The Prudential Series Fund.

3.       AST ASSET ALLOCATION PORTFOLIOS

Effective  December 5, 2005,  the  underlying  portfolios  listed below are being offered as new  Sub-accounts  under your Annuity.  In order to reflect these additions:

     A.  In the section of each  Prospectus  entitled  "Summary of Contract  Fees and  Charges",  sub-section  "Underlying  Mutual Fund
Portfolio Annual Expenses", under the heading "American Skandia Trust", the following information is added:

----------------------------------------------------------------------------------------------------------------------------------
                                        UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                            (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
                                                                                                                  Total Annual
                                                           Management      Other Expenses       12b-1 Fees         Portfolio
                 UNDERLYING PORTFOLIO                         Fees                                                 Operating
                                                                                                                    Expenses
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST Aggressive Asset Allocation (1,2)                        1.04%              0.26%              None              1.30%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST Capital Growth Asset Allocation (1,2)                    0.99%              0.25%              None              1.24%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST Balanced Asset Allocation (1,2)                          0.95%              0.24%              None              1.19%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST Conservative Asset Allocation (1,2)                      0.93%              0.23%              None              1.16%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST Preservation Asset Allocation (1,2)                      0.88%              0.22%              None              1.10%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------

1.  Management  Fees are based in part on  estimated  amounts for the current  fiscal year.  Each Asset  Allocation  Portfolio  invests primarily in shares of one or more Underlying  Portfolios.  The only management fee directly paid by an Asset  Allocation  Portfolio is a 0.15% fee paid to the  Investment  Managers.  The management  fee shown in the chart for each Asset  Allocation  Portfolio is (i) the
0.15%  management fee to be paid by the Asset  Allocation  Portfolios to the Investment  Managers plus (ii) a weighted average estimate of the management fees to be paid by the Underlying  Portfolios to the Investment Managers,  which are borne indirectly by investors in the Asset  Allocation  Portfolio.  Each weighted  average  estimate of the management  fees to be paid by the Underlying  Portfolios is based on the expected initial  Underlying  Portfolio  allocations for the applicable Asset Allocation  Portfolio and the management fee rates for the Underlying  Portfolios as set forth in the current  Prospectus for the Underlying  Portfolios.  The management  fees paid by an Asset Allocation Portfolio may be greater or less than those indicated above.

2. Other  Expenses  are based in part on  estimated  amounts for the current  fiscal year.  The other  expenses  shown in the chart for each  Asset  Allocation  Portfolio  include:  (i) the other  expenses  expected  to be paid by the Asset  Allocation  Portfolio  to the
Investment  Managers  and other  service  providers  plus (ii) a weighted  average  estimate  of the other  expenses  to be paid by the
Underlying  Portfolios to the Investment  Managers and other service  providers,  which are borne  indirectly by investors in the Asset
Allocation  Portfolio.  Each weighted  average  estimate of the other expenses to be paid by the Underlying  Portfolios is based on the expected  initial  Underlying  Portfolio  allocation for the applicable Asset  Allocation  Portfolio and the annual  operating  expense ratios for the Underlying  Portfolios as set forth in the current Prospectus for the Underlying  Portfolio.  The other expenses paid by an Asset  Allocation  Portfolio  may be  greater or less than  those  indicated  above.  A  description  of the types of costs that are included as other expenses for the Underlying  Portfolios is set forth under the caption  "Management of the Trust - Other Expenses" in the Underlying Portfolio Prospectus.

     B.   The  following  is being added to the chart in each  Prospectus  in the section  entitled  "Investment  Options/What  are the
Investment Objectives and Policies of the Portfolios?":

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 Asset Allocation/  AST  Aggressive  Asset  Allocation   Portfolio:   seeks  the  highest  potential  total  return     American Skandia
     Balanced       consistent  with its specified  level of risk  tolerance.  The Portfolio will invest its assets
                    in several  other  American  Skandia Trust  Portfolios.  Under normal  market  conditions,  the        Investment
                    Portfolio  will  devote  between  92.5%  to 100% of its net  assets  to  underlying  portfolios     Services, Inc./
                    investing  primarily  in equity  securities,  and 0% to 7.5% of its net  assets  to  underlying        Prudential
                    portfolios investing primarily in debt securities and money market instruments.                     Investments LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Asset Allocation/   AST Capital  Growth  Asset  Allocation  Portfolio:  seeks the highest  potential  total  return     American Skandia
     Balanced       consistent  with its specified  level of risk  tolerance.  The Portfolio will invest its assets
                    in several  other  American  Skandia Trust  Portfolios.  Under normal  market  conditions,  the        Investment
                    Portfolio  will  devote  between  72.5% to 87.5% of its net  assets  to  underlying  portfolios     Services, Inc./
                    investing  primarily in equity  securities,  and 12.5% to 27.5% of its net assets to underlying        Prudential
                    portfolios investing primarily in debt securities and money market instruments.                     Investments LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Asset Allocation/   AST Balanced Asset Allocation  Portfolio:  seeks the highest  potential total return consistent     American Skandia
     Balanced       with its specified  level of risk  tolerance.  The Portfolio  will invest its assets in several
                    other American Skandia Trust  Portfolios.  Under normal market  conditions,  the Portfolio will        Investment
                    devote between 57.5% to 72.5% of its net assets to underlying  portfolios  investing  primarily     Services, Inc./
                    in equity securities,  and 27.5% to 42.5% of its net assets to underlying  portfolios investing        Prudential
                    primarily in debt securities and money market instruments.                                          Investments LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 Asset Allocation/  AST  Conservative  Asset  Allocation  Portfolio:  seeks  the  highest  potential  total  return
     Balanced       consistent  with its specified  level of risk  tolerance.  The Portfolio will invest its assets     American Skandia
                    in several  other  American  Skandia Trust  Portfolios.  Under normal  market  conditions,  the        Investment
                    Portfolio  will  devote  between  47.5% to 62.5% of its net  assets  to  underlying  portfolios     Services, Inc./
                    investing  primarily in equity  securities,  and 37.5% to 52.5% of its net assets to underlying        Prudential
                    portfolios investing primarily in debt securities and money market instruments.                     Investments LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Asset Allocation/   AST  Preservation  Asset  Allocation  Portfolio:  seeks  the  highest  potential  total  return     American Skandia
     Balanced       consistent  with its specified  level of risk  tolerance.  The Portfolio will invest its assets
                    in several  other  American  Skandia Trust  Portfolios.  Under normal  market  conditions,  the        Investment
                    Portfolio  will  devote  between  27.5% to 42.5% of its net  assets  to  underlying  portfolios     Services, Inc./
                    investing  primarily in equity  securities,  and 57.5% to 72.5% of its net assets to underlying        Prudential
                    portfolios investing primarily in debt securities and money market instruments.                     Investments LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

4.       CLOSURE OF ASSET ALLOCATION PROGRAMS

     Effective December 5, 2005, the asset allocation  programs that had been made available for use with your Annuity are being closed for new enrollments.  As a result, in order to reflect the closure of the programs, the following changes are made to each Prospectus:

     A.   The first paragraph in the section of the Prospectus  entitled "Managing Your Account Value",  under the sub-section "Are Any
Asset Allocation Programs Available?" is replaced with the following:

     ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?

     We currently do not offer any asset  allocation  programs for use with your  Annuity.  Prior to December 5, 2005,  we made certain asset  allocation  programs  available.  If you enrolled in one of the asset  allocation  programs  prior to December 5, 2005,  see the
Appendix  entitled  "Additional  Information  on the  Asset  Allocation  Programs"  for  more  information  on  how  the  programs  are administered.

     B.   The Appendix entitled  "Additional  Information on Asset Allocation  Programs" is revised to reflect the following changes to the Program Rules for those contract owners that choose to remain in their asset allocation program after December 5, 2005:

o        The asset  allocation  program will only perform the function of periodic  rebalancing of your Account Value  allocated to the variable Sub-accounts in accordance with the percentage allocations for the model portfolio you previously chose.

o        You will not be permitted to change from one model portfolio to another.  Depending on what asset  allocation  program you had enrolled in, you may be permitted to transfer Account Value among the currently  available  sub-accounts that are part of the model (e.g., from one large-cap growth sub-account to another large-cap growth sub-account).

o        If you terminate your asset  allocation  program,  you will not be permitted to re-enroll in the program.  If you are enrolled in the Highest Daily Value Death  Benefit  ("HDV") or the Lifetime Five Income  Benefit  ("LT5"),  or with respect to the
              American Skandia Variable Adjustable Immediate Annuity you have elected the Guarantee feature,  termination of your asset allocation  program must coincide with (i) the  enrollment in a then currently  available and approved  asset  allocation program or other  approved  option;  or (ii) the  allocation of your entire Account Value (or Income Base with respect to the American Skandia Variable  Adjustable  Immediate Annuity) to the then required  investment  option(s)  available with these benefits or feature.

     C.  In each Prospectus,  with the exception of the American Skandia Variable  Immediate  Annuity and the American Skandia Variable
Adjustable Immediate Annuity, the following revisions are made:

(i)      In the section entitled "Living Benefit Programs", under the sub-section "Lifetime Five Income Benefit (Lifetime Five)":

o        the last two sentences in the box are replaced with the following:

              As long as your Lifetime Five Income  Benefit is in effect,  you must allocate your Account Value in accordance  with the then permitted and available option(s) with this program.

o        under the heading "Other Important Considerations", the fourth bullet is replaced with the following:

              You must allocate your Account Value in accordance  with the then permitted and available  option(s) with this program in order to elect and maintain the Lifetime Five program.

(ii)     In the section  entitled  "Death  Benefit",  under the  sub-section  "Highest Daily Value Death Benefit  ("HDV")",  the second paragraph within the first box is replaced with the following:

              If you elect this benefit,  you must allocate  your Account  Value in  accordance  with the then  permitted and available option(s) with this benefit.  Because this benefit,  once elected, may not be terminated you must keep your Account Value allocated to a permitted option throughout the life of the Annuity.

     D.  In the Prospectus for the American Skandia Variable Adjustable Immediate Annuity, the sub-section entitled "Am I Required to
Participate in an Asset Allocation Program?" under the section entitled "Managing Your Annuity", is replaced with the following:

Am I Required to Participate in an Asset Allocation Program?

If you  purchased  your  Annuity  prior to December  5, 2005 and chose the  Optional  Guarantee  Feature,  your Net  Premium  (plus any applicable  Credit) was required to be allocated in  accordance  with an asset  allocation  model,  and your Income Base also had to be allocated  in  accordance  with such model.  If you  purchase  your  Annuity on or after  December 5, 2005 and you choose the  Optional
Guarantee  Feature,  you must allocate your Net  Premium/Income  Base in accordance  with the then  permitted and available  investment option(s) with this feature.

5.       OTHER MATTERS

     A.  In the  Prospectus  for the American  Skandia  LifeVest(R)II Annuity,  in the section  entitled  "Summary of Contract  Fees and
Charges" in the table under the  sub-section  "Your Optional  Benefit Fees and Charges",  under the heading  "Highest Daily Value Death
Benefit ("HDV")", the Total Annual Charge in the third column is replaced and corrected as follows:

------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST DAILY VALUE DEATH BENEFIT ("HDV") **                                                                              2.15%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.50% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of
Death Benefit and the Highest Daily Value, less proportional withdrawals.                     the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------

     B.  In the Prospectus for the American  Skandia Xtra Credit SIX Annuity,  in the section  entitled  "Managing Your Account Value", sub-section "May I Give My Investment  Professional  Permission To Manage My Account Value?",  the first two sentences are replaced and corrected as follows:

Yes.  Your  Investment  Professional  may direct the  allocation  of your  Account  Value and request  financial  transactions  between investment options while you are living, subject to our rules and unless you tell us otherwise.